AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 14,780	$ 17,535
Gross unrealized gain	65	55
Gross unrealized loss	(4)	(10)
Fair value	14,841	17,580
Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,901	2,488
Gross unrealized gain	13	2
Gross unrealized loss		(1)
Fair value	3,914	2,489
Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,780	15,047
Gross unrealized gain	65	53
Gross unrealized loss	(4)	(9)
Fair value	14,841	15,091
Governmental debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	200	251
Gross unrealized gain	1
Gross unrealized loss
Fair value	201	251
Governmental debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	933	7,782
Gross unrealized gain	4	24
Gross unrealized loss	(4)
Fair value	933	7,806
Corporate debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,701	2,237
Gross unrealized gain	12	2
Gross unrealized loss		(1)
Fair value	3,713	2,238
Corporate debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,946	7,265
Gross unrealized gain	48	29
Gross unrealized loss		(9)
Fair value	$ 9,994	$ 7,285